Initial Public Offering (Details) - Arisz Acquisition Corp. [Member] - USD ($)			12 Months Ended
	Nov. 24, 2021	Nov. 22, 2021	Sep. 30, 2023
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units issued in transaction		6,000,000
Price per share (in Dollars per share)		$ 10
Generating gross proceeds (in Dollars)		$ 60,000,000
Public units, description			Each Public Right will convert into one-twentieth (1/20) of one share of common stock upon the consummation of a Business Combination. Each whole Public Warrant entitles the holder to purchase three-fourths (3/4) of one share of common stock at a price of $11.50 per whole share, subject to adjustment.
Public Shares sold			6,900,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Price per share (in Dollars per share)	$ 10
Generating gross proceeds (in Dollars)	$ 9,000,000
Additional Units		900,000
Purchases units	900,000